Financial Liabilities - Schedule of Financial Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Categories of financial liabilities [Abstract]
Finance leases	$ 13	$ 30
Total non-current financial liabilities	13	30
Finance leases	21	38
Derivative instruments		1,692
Total current financial liabilities	21	1,730
Trade payables	9,460	9,722
Other current liabilities	6,570	5,197
Total Financial liabilities	$ 16,064	$ 16,678